ETF Opportunities Trust

T-REX 2X Long STUB Daily Target ETF (SHUB)
T-REX 2X Long MP Daily Target ETF
T-REX 2X Long SRPT Daily Target ETF
T-REX 2X Long CIFR Daily Target ETF (CIFU)
T-REX 2X Long ASTS Daily Target ETF
T-REX 2X Long BTBT Daily Target ETF (BTOO)
T-REX 2X Long WULF Daily Target ETF
T-REX 2X Long QS Daily Target ETF
T-REX 2X Inverse BLSH Daily Target ETF
(each a “Fund” and collectively, the “Funds”)
Each listed on the Cboe BZX Exchange, Inc.

Supplement dated January 22, 2026
to the Prospectus,
dated October 29, 2025, as supplemented from time to time
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FUND SUMMARY – T-REX 2X LONG STUB DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG MP DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG SRPT DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG CIFR DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG ASTS DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG BTBT DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG WULF DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG QS DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X INVERSE BLSH DAILY TARGET ETF
Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.
This Supplement and the existing Prospectus provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 833-759-6110.
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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE